UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.1	3.2
Chevron Corp.	2.9	2.8
AT&T, Inc.	2.8	2.1
Microsoft Corp.	2.4	2.1
Pfizer, Inc.	2.2	2.2
Procter & Gamble Co.	2.0	2.2
The Coca-Cola Co.	1.8	2.0
Cisco Systems, Inc.	1.7	1.7
Exxon Mobil Corp.	1.7	1.7
PepsiCo, Inc.	1.4	1.6
	22.0

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.2	35.5
Information Technology	13.1	12.5
Health Care	12.1	12.4
Consumer Staples	11.3	11.4
Energy	8.9	7.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Common Stocks and Equity Futures	67.6%
Preferred Stocks	10.3%
Convertible Bonds	6.8%
Other Investments	13.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 7.7%

As of November 30, 2015*
Common Stocks and Equity Futures	69.5%
Preferred Stocks	9.7%
Convertible Bonds	6.8%
Other Investments	12.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.1%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.3%
		Principal Amount(a)	Value
Convertible Bonds - 6.8%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		$2,400,000	$2,812,500
Household Durables - 0.2%
Lennar Corp. 3.25% 11/15/21		3,495,000	6,789,038
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,751,344
			10,540,382
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		4,300,000	4,270,438
3.5% 1/15/31		22,000,000	11,543,290
			15,813,728
TOTAL CONSUMER DISCRETIONARY			29,166,610
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (b)		6,253,000	8,744,114
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Peabody Energy Corp. 4.75% 12/15/41 (c)		26,652,000	166,575
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)		19,680,000	16,457,400
Whiting Petroleum Corp. 1.25% 4/1/20 (d)		7,350,000	5,586,000
			22,209,975
FINANCIALS - 0.2%
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	3,005,063
Real Estate Investment Trusts - 0.1%
Equinix, Inc. 4.75% 6/15/16		860,000	4,091,450
Real Estate Management & Development - 0.0%
Extra Space Storage LP 3.125% 10/1/35 (d)		2,600,000	2,990,000
TOTAL FINANCIALS			10,086,513
HEALTH CARE - 1.2%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19		4,170,000	4,360,256
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		3,760,000	4,662,400
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18		1,750,000	1,698,594
			10,721,250
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. 2% 3/1/42 (e)		4,200,000	5,402,250
Teleflex, Inc. 3.875% 8/1/17		1,070,000	2,803,400
			8,205,650
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		8,859,000	10,503,452
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. 3% 12/1/19		3,720,000	3,968,775
Horizon Pharma Investment Ltd. 2.5% 3/15/22		4,900,000	4,477,375
Jazz Investments I Ltd. 1.875% 8/15/21		4,480,000	5,009,200
Teva Pharmaceutical Finance LLC 0.25% 2/1/26		6,300,000	8,134,875
The Medicines Co. 2.5% 1/15/22		1,970,000	2,504,363
			24,094,588
TOTAL HEALTH CARE			53,524,940
INDUSTRIALS - 0.2%
Airlines - 0.1%
JetBlue Airways Corp. Series D 6.75% 10/15/39		1,170,000	4,299,750
Machinery - 0.1%
Trinity Industries, Inc. 3.875% 6/1/36		3,300,000	3,516,563
TOTAL INDUSTRIALS			7,816,313
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20		4,010,000	3,877,169
InterDigital, Inc. 1.5% 3/1/20		16,275,000	17,292,188
Liberty Interactive LLC 0.75% 3/30/43		5,370,000	9,146,420
			30,315,777
Internet Software & Services - 1.1%
LinkedIn Corp. 0.5% 11/1/19		7,300,000	6,820,938
Twitter, Inc.:
0.25% 9/15/19		3,180,000	2,800,388
1% 9/15/21		21,833,000	18,312,429
VeriSign, Inc. 4.345% 8/15/37 (b)		2,760,000	6,882,750
Web.com Group, Inc. 1% 8/15/18		2,150,000	1,980,688
WebMD Health Corp.:
1.5% 12/1/20		1,500,000	2,086,875
2.5% 1/31/18		1,200,000	1,407,750
Yahoo!, Inc. 0% 12/1/18		9,320,000	9,372,425
			49,664,243
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp. 3.25% 8/1/39		2,120,000	3,349,600
Microchip Technology, Inc. 1.625% 2/15/25		14,370,000	15,977,644
Micron Technology, Inc.:
2.125% 2/15/33		4,570,000	6,229,481
3% 11/15/43		11,040,000	8,031,600
Novellus Systems, Inc. 2.625% 5/15/41		4,350,000	10,600,406
NXP Semiconductors NV 1% 12/1/19		15,860,000	18,724,713
Xilinx, Inc. 2.625% 6/15/17		2,610,000	4,317,919
			67,231,363
Software - 0.5%
BroadSoft, Inc. 1% 9/1/22 (d)		1,400,000	1,787,625
FireEye, Inc. 1.625% 6/1/35 (d)		4,250,000	3,492,969
Nuance Communications, Inc. 1% 12/15/35 (d)		850,000	760,219
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	8,053,450
TiVo, Inc. 2% 10/1/21		7,960,000	7,815,725
Workday, Inc. 1.5% 7/15/20		2,750,000	3,251,105
			25,161,093
Technology Hardware, Storage & Peripherals - 0.1%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)		5,440,000	5,657,600
TOTAL INFORMATION TECHNOLOGY			178,030,076
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. 3.5% 2/1/19 (d)		2,100,000	2,033,109

TOTAL CONVERTIBLE BONDS			311,611,650

Nonconvertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.6%
Altice SA:
7.625% 2/15/25 (d)		10,855,000	10,719,313
7.75% 5/15/22 (d)		5,120,000	5,244,800
Anna Merger Sub, Inc. 7.75% 10/1/22 (d)		540,000	521,100
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	8,055,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (d)		1,655,000	1,721,200
			26,262,013
Multiline Retail - 0.1%
JC Penney Corp., Inc. 8.125% 10/1/19		4,070,000	4,161,575
TOTAL CONSUMER DISCRETIONARY			30,423,588
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (d)		1,360,000	1,392,300
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (d)		17,005,000	15,006,913
			16,399,213
Food Products - 0.3%
H.J. Heinz Co. 4.875% 2/15/25 (d)		12,484,000	13,636,735
Tobacco - 0.4%
Vector Group Ltd. 7.75% 2/15/21		15,770,000	16,440,225
TOTAL CONSUMER STAPLES			46,476,173
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Sabine Pass Liquefaction LLC 5.625% 3/1/25		3,110,000	3,110,000
Southwestern Energy Co. 4.1% 3/15/22		6,440,000	5,248,600
			8,358,600
FINANCIALS - 4.3%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,342,547
Corestates Capital II 1.2784% 1/15/27 (b)(d)		10,500,000	8,793,750
Corestates Capital III 1.1961% 2/15/27 (b)(d)		13,975,000	11,669,125
First Maryland Capital I 1.6284% 1/15/27 (b)		2,500,000	2,025,000
First Maryland Capital II 1.4866% 2/1/27 (b)		4,100,000	3,321,000
JPMorgan Chase Capital XIII 1.5786% 9/30/34 (b)		12,206,000	9,764,800
JPMorgan Chase Capital XXI 1.5866% 1/15/87 (b)		12,550,000	9,591,338
PNC Capital Trust C 1.2051% 6/1/28 (b)		12,000,000	10,410,000
SunTrust Capital III 1.2839% 3/15/28 (b)		17,525,000	13,992,603
Wachovia Capital Trust II 1.1284% 1/15/27 (b)		33,014,000	27,566,690
Wells Fargo Capital II 1.1366% 1/30/27 (b)		13,930,000	11,631,550
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,438,125
			120,546,528
Capital Markets - 0.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (d)		10,200,000	10,327,500
Chase Capital II 1.1366% 2/1/27 (b)		17,900,000	14,734,385
Chase Capital III 1.1851% 3/1/27 (b)		5,000,000	4,115,750
Chase Capital Trust VI 1.2616% 8/1/28 (b)		5,000,000	4,065,750
JPMorgan Chase Capital XXIII 1.6261% 5/15/47 (b)		2,500,000	1,851,500
NTC Capital II 1.2184% 4/15/27 (b)		3,500,000	3,009,689
			38,104,574
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,660,013
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.6284% 4/15/27 (b)		3,240,000	2,835,000
ILFC E-Capital Trust I 4.24% 12/21/65 (b)(d)		22,360,000	17,943,900
			20,778,900
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)		11,960,000	12,468,300
TOTAL FINANCIALS			199,558,315
HEALTH CARE - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (d)		5,145,000	4,527,600
Health Care Providers & Services - 0.0%
Kindred Healthcare, Inc. 8.75% 1/15/23		2,900,000	2,838,375
Pharmaceuticals - 0.3%
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (d)		2,575,000	2,639,375
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (d)		12,415,000	10,382,044
			13,021,419
TOTAL HEALTH CARE			20,387,394
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		3,610,000	3,682,200
Commercial Services & Supplies - 0.4%
ADT Corp. 6.25% 10/15/21		13,645,000	14,293,138
APX Group, Inc. 8.75% 12/1/20		5,832,000	5,307,120
			19,600,258
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (d)		3,440,000	3,302,400
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22		5,830,000	7,068,875
8.875% 9/1/17		3,000,000	3,210,000
			10,278,875
TOTAL INDUSTRIALS			36,863,733
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,462,500
6.5% 4/15/38		4,440,000	3,534,240
			6,996,740
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (d)		8,230,000	9,217,600
UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (b)		7,950,000	6,042,000
PPL Capital Funding, Inc. 6.7% 3/30/67 (b)		10,000,000	8,150,000
			14,192,000
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc.:
7.375% 11/1/22		5,100,000	4,921,500
7.625% 11/1/24		11,260,000	10,809,600
			15,731,100
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)		3,000,000	2,467,500
TOTAL UTILITIES			32,390,600

TOTAL NONCONVERTIBLE BONDS			390,672,743

TOTAL CORPORATE BONDS
(Cost $705,358,402)			702,284,393

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.2% 8/4/16 (f)
(Cost $899,678)		900,000	899,570
		Shares	Value

Common Stocks - 67.2%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
General Motors Co.		310,000	$9,696,800
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)		83,700	5,024,511
Hilton Worldwide Holdings, Inc.		304,100	6,319,198
McDonald's Corp.		233,000	28,439,980
			39,783,689
Household Durables - 0.1%
Newell Brands, Inc.		82,437	3,931,421
Media - 0.2%
Time Warner, Inc.		100,100	7,573,566
Specialty Retail - 0.3%
Foot Locker, Inc.		87,700	4,904,184
Home Depot, Inc.		86,600	11,441,592
			16,345,776
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.		174,686	6,886,122

TOTAL CONSUMER DISCRETIONARY			84,217,374

CONSUMER STAPLES - 9.6%
Beverages - 3.9%
Anheuser-Busch InBev SA NV ADR		92,200	11,637,484
Constellation Brands, Inc. Class A (sub. vtg.)		33,700	5,161,155
Cott Corp.		169,140	2,441,621
Molson Coors Brewing Co. Class B		93,400	9,263,412
PepsiCo, Inc.		659,000	66,671,030
The Coca-Cola Co.		1,896,800	84,597,280
			179,771,982
Food & Staples Retailing - 1.7%
CVS Health Corp.		177,400	17,110,230
Wal-Mart Stores, Inc.		701,100	49,623,858
Walgreens Boots Alliance, Inc.		171,400	13,266,360
			80,000,448
Food Products - 0.4%
B&G Foods, Inc. Class A		63,650	2,736,314
ConAgra Foods, Inc.		360,800	16,488,560
			19,224,874
Household Products - 2.0%
Procter & Gamble Co.		1,124,458	91,126,076
Tobacco - 1.6%
Imperial Tobacco Group PLC		254,060	13,839,269
Philip Morris International, Inc.		512,218	50,545,672
Reynolds American, Inc.		189,000	9,393,300
			73,778,241

TOTAL CONSUMER STAPLES			443,901,621

ENERGY - 7.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.		116,600	8,896,580
Oil, Gas & Consumable Fuels - 7.4%
Cenovus Energy, Inc.		1,517,300	22,874,916
Chevron Corp.		1,346,600	136,006,600
Enterprise Products Partners LP		477,300	13,249,848
EQT Midstream Partners LP		62,200	4,688,014
Exxon Mobil Corp.		869,500	77,402,890
Kinder Morgan, Inc.		345,700	6,250,256
Suncor Energy, Inc.		807,400	22,300,704
Western Gas Partners LP		391,842	19,525,487
Williams Partners LP		1,254,882	40,055,833
			342,354,548

TOTAL ENERGY			351,251,128

FINANCIALS - 19.7%
Banks - 1.6%
Community Trust Bancorp, Inc.		40,422	1,458,426
JPMorgan Chase & Co.		357,000	23,301,390
PacWest Bancorp		146,300	6,097,784
Regions Financial Corp.		1,059,900	10,418,817
U.S. Bancorp		338,600	14,498,852
Valley National Bancorp		434,200	4,137,926
Wells Fargo & Co.		264,300	13,405,296
			73,318,491
Capital Markets - 1.9%
Ares Capital Corp.		558,600	8,289,624
BlackRock, Inc. Class A		114,400	41,624,440
The Blackstone Group LP		1,078,600	28,248,534
TPG Specialty Lending, Inc.		406,700	6,669,880
			84,832,478
Consumer Finance - 0.3%
Capital One Financial Corp.		184,400	13,505,456
Insurance - 1.3%
Chubb Ltd.		155,600	19,700,516
First American Financial Corp.		362,800	13,873,472
MetLife, Inc.		276,800	12,608,240
Principal Financial Group, Inc.		328,300	14,629,048
			60,811,276
Real Estate Investment Trusts - 14.6%
Agree Realty Corp.		177,200	7,543,404
Alexandria Real Estate Equities, Inc.		31,144	3,017,854
Ashford Hospitality Prime, Inc.		202,400	2,189,968
AvalonBay Communities, Inc.		93,140	16,754,023
Boston Properties, Inc.		282,896	35,540,224
Brixmor Property Group, Inc.		164,400	4,151,100
Cedar Shopping Centers, Inc.		863,959	5,866,282
Chesapeake Lodging Trust		107,500	2,562,800
Coresite Realty Corp.		280,600	21,283,510
Cousins Properties, Inc.		353,636	3,798,051
DCT Industrial Trust, Inc.		481,600	20,771,408
Douglas Emmett, Inc.		172,200	5,835,858
DuPont Fabros Technology, Inc.		281,700	11,918,727
Empire State Realty Trust, Inc.		788,800	14,947,760
Equinix, Inc.		27,300	9,882,600
Equity Lifestyle Properties, Inc.		38,800	2,844,040
Equity Residential (SBI)		182,415	12,624,942
Essex Property Trust, Inc.		97,892	22,243,999
Extra Space Storage, Inc.		314,000	29,192,580
Federal Realty Investment Trust (SBI)		114,614	17,557,719
FelCor Lodging Trust, Inc.		1,477,352	9,765,297
Forest City Realty Trust, Inc.		495,340	11,298,705
Gaming & Leisure Properties		125,600	4,133,496
General Growth Properties, Inc.		276,500	7,429,555
Healthcare Realty Trust, Inc.		598,400	19,023,136
Healthcare Trust of America, Inc.		132,010	3,984,062
Host Hotels & Resorts, Inc.		616,197	9,489,434
Kite Realty Group Trust		125,383	3,369,041
Liberty Property Trust (SBI)		195,600	7,299,792
Mack-Cali Realty Corp.		897,300	23,545,152
Medical Properties Trust, Inc.		233,000	3,425,100
MGM Growth Properties LLC		39,300	903,900
Mid-America Apartment Communities, Inc.		216,400	22,287,036
National Retail Properties, Inc.		189,800	8,603,634
New York (REIT), Inc.		163,100	1,489,103
NorthStar Realty Finance Corp.		235,400	3,177,900
Outfront Media, Inc.		338,800	7,534,912
Parkway Properties, Inc.		411,500	7,180,675
Pennsylvania Real Estate Investment Trust (SBI)		229,200	4,836,120
Prologis, Inc.		84,210	4,002,501
Public Storage		93,599	23,747,002
Ramco-Gershenson Properties Trust (SBI)		283,700	5,109,437
Sabra Health Care REIT, Inc.		450,800	9,439,752
Simon Property Group, Inc.		325,715	64,374,313
SL Green Realty Corp.		51,373	5,207,167
Store Capital Corp.		566,900	14,472,957
Sun Communities, Inc.		24,382	1,702,595
Taubman Centers, Inc.		48,500	3,325,645
Terreno Realty Corp.		279,900	6,700,806
The GEO Group, Inc.		94,900	3,156,374
The Macerich Co.		70,500	5,380,560
UDR, Inc.		616,300	22,205,289
Urban Edge Properties		721,557	19,373,805
Ventas, Inc.		513,539	34,063,042
VEREIT, Inc.		2,585,600	24,795,904
Welltower, Inc.		129,696	8,937,351
Weyerhaeuser Co.		66,500	2,094,750
WP Carey, Inc.		87,000	5,577,570
			672,969,719

TOTAL FINANCIALS			905,437,420

HEALTH CARE - 9.1%
Biotechnology - 0.3%
AbbVie, Inc.		194,700	12,252,471
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		35,800	5,958,910
Medtronic PLC		258,000	20,763,840
			26,722,750
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (g)		11,355	1,644,545
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.		407,200	29,196,240
Eli Lilly & Co.		514,200	38,580,426
GlaxoSmithKline PLC		911,100	19,040,930
GlaxoSmithKline PLC sponsored ADR		225,300	9,545,961
Johnson & Johnson		1,242,244	139,988,465
Merck & Co., Inc.		327,990	18,452,717
Pfizer, Inc.		2,870,300	99,599,410
Sanofi SA sponsored ADR		334,800	13,793,760
Teva Pharmaceutical Industries Ltd. sponsored ADR		157,100	8,148,777
			376,346,686

TOTAL HEALTH CARE			416,966,452

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.4%
Honeywell International, Inc.		62,700	7,137,141
Lockheed Martin Corp.		25,100	5,929,373
United Technologies Corp.		69,500	6,990,310
			20,056,824
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B		515,400	53,132,586
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		151,200	6,205,248
Electrical Equipment - 0.8%
Eaton Corp. PLC		401,900	24,769,097
Emerson Electric Co.		226,900	11,803,338
			36,572,435
Industrial Conglomerates - 0.9%
3M Co.		127,400	21,443,968
General Electric Co.		607,953	18,378,419
			39,822,387

TOTAL INDUSTRIALS			155,789,480

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.		2,667,200	77,482,160
InterDigital, Inc.		74,965	4,370,460
			81,852,620
Internet Software & Services - 0.3%
Twitter, Inc. (g)		653,800	9,950,836
Yahoo!, Inc. (g)		82,700	3,137,638
			13,088,474
IT Services - 1.7%
IBM Corp.		392,200	60,296,828
Paychex, Inc.		363,600	19,714,392
			80,011,220
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.		885,700	27,979,263
Maxim Integrated Products, Inc.		479,000	18,182,840
Qualcomm, Inc.		331,200	18,189,504
			64,351,607
Software - 2.8%
Microsoft Corp.		2,101,000	111,353,000
Oracle Corp.		279,600	11,239,920
TiVo, Inc. (g)		443,948	4,417,283
			127,010,203
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.		217,400	21,709,564
EMC Corp.		745,600	20,839,520
HP, Inc.		237,600	3,179,088
			45,728,172

TOTAL INFORMATION TECHNOLOGY			412,042,296

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.		493,800	32,299,458
Ingevity Corp. (g)		333	9,704
LyondellBasell Industries NV Class A		298,100	24,253,416
The Dow Chemical Co.		152,800	7,847,808
			64,410,386
Containers & Packaging - 0.0%
WestRock Co.		2,000	79,220

TOTAL MATERIALS			64,489,606

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.		3,290,004	128,803,657
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC		1,872,800	6,254,638

TOTAL TELECOMMUNICATION SERVICES			135,058,295

UTILITIES - 2.7%
Electric Utilities - 2.4%
American Electric Power Co., Inc.		276,100	17,871,953
Edison International		119,500	8,559,785
Exelon Corp.		288,200	9,876,614
IDACORP, Inc.		252,700	18,500,167
PPL Corp.		615,700	23,729,078
Xcel Energy, Inc.		784,100	32,438,217
			110,975,814
Gas Utilities - 0.3%
Atmos Energy Corp.		162,800	11,868,120

TOTAL UTILITIES			122,843,934

TOTAL COMMON STOCKS
(Cost $2,636,946,042)			3,091,997,606

Preferred Stocks - 10.3%
Convertible Preferred Stocks - 5.8%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50% (g)		25,200	2,135,700
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bunge Ltd. 4.875% (g)		45,000	4,282,740
Post Holdings, Inc.:
3.75%		20,900	3,453,516
Series C 2.50%		69,200	10,025,350
Tyson Foods, Inc. 4.75% (g)		43,000	3,032,790
			20,794,396
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 7.50% (g)		25,000	975,000
Chesapeake Energy Corp. Series A, 5.75% (d)(g)		9,000	2,216,250
Hess Corp. Series A		62,800	4,777,196
Kinder Morgan, Inc. Series A 9.75%		110,500	5,052,060
Southwestern Energy Co. Series B 6.25%		335,383	10,816,102
			23,836,608
FINANCIALS - 1.7%
Banks - 1.4%
Bank of America Corp. Series L 7.25%		20,365	23,531,758
Wells Fargo & Co. 7.50% (g)		32,603	40,081,150
			63,612,908
Real Estate Investment Trusts - 0.3%
American Tower Corp. 5.50%		15,000	1,584,150
Crown Castle International Corp. 4.50% (g)		12,700	1,385,824
Welltower, Inc. Series I, 6.50% (g)		39,400	2,468,016
Weyerhaeuser Co. Series A, 6.375% (g)		195,900	9,943,884
			15,381,874
TOTAL FINANCIALS			78,994,782
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%		21,719	7,324,733
Health Care Providers & Services - 0.4%
AmSurg Corp. Series A-1, 5.25% (g)		75,500	10,668,905
Anthem, Inc. 5.25% (g)		191,600	8,535,780
Kindred Healthcare, Inc. 7.50% (g)		2,945	1,784,228
			20,988,913
Pharmaceuticals - 0.8%
Allergan PLC 5.50%		32,915	27,801,984
Teva Pharmaceutical Industries Ltd. 7%		11,450	9,742,462
			37,544,446
TOTAL HEALTH CARE			65,858,092
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		135,600	10,746,300
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. Series 1, 5.375% (g)		264,141	8,703,446
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Series A 11.125%		96,100	9,458,162
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%		222,700	16,145,750
TOTAL TELECOMMUNICATION SERVICES			25,603,912
UTILITIES - 0.6%
Electric Utilities - 0.1%
Exelon Corp. 6.50% (g)		86,100	4,065,642
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. 5.375%		144,800	9,789,928
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (g)		231,000	14,928,375
TOTAL UTILITIES			28,783,945

TOTAL CONVERTIBLE PREFERRED STOCKS			265,457,181

Nonconvertible Preferred Stocks - 4.5%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Loblaw Companies Ltd. Series B 5.30%		27,200	513,779
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%		220,000	5,654,000
FINANCIALS - 3.6%
Banks - 1.1%
Bank of America Corp. 6.50%		160,000	4,296,000
BB&T Corp. Series E, 5.625%		125,000	3,250,000
Citigroup, Inc. Series C, 5.80%		299,200	7,809,120
SunTrust Banks, Inc. Series E, 5.875%		757,800	19,930,140
U.S. Bancorp:
Series A, 3.50%		17,965	14,858,852
Series H, 5.15%		40,000	1,066,400
			51,210,512
Capital Markets - 1.3%
Charles Schwab Corp. Series C, 6.00%		200,000	5,328,000
GMAC Capital Trust I Series 2, 8.125%		1,124,787	28,170,290
Goldman Sachs Group, Inc.:
5.95%		65,219	1,689,172
6.30%		112,375	2,979,061
Series K 6.375%		80,000	2,215,200
Northern Trust Corp. Series C, 5.85%		239,770	6,622,447
State Street Corp. 6.00%		400,000	10,912,000
			57,916,170
Consumer Finance - 0.2%
Capital One Financial Corp. Series D, 6.70%		160,000	4,438,400
Discover Financial Services Series B, 6.50%		200,000	5,288,000
			9,726,400
Diversified Financial Services - 0.3%
RBS Capital Funding Trust V Series E 5.90%		555,277	14,037,403
Real Estate Investment Trusts - 0.6%
Digital Realty Trust, Inc. Series G, 5.875%		34,598	893,320
Public Storage:
Series S, 5.90%		84,978	2,219,625
Series T, 5.75%		69,018	1,817,934
Series V, 5.375%		250,000	6,492,500
Sabra Health Care REIT, Inc. Series A, 7.125%		427,790	11,186,709
Vornado Realty Trust Series L, 5.40%		230,000	5,888,000
			28,498,088
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		134,982	3,590,521
TOTAL FINANCIALS			164,979,094
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. 6.125%		21,966	550,468
Verizon Communications, Inc. 5.90%		222,684	6,146,078
			6,696,546
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Louisiana LLC 4.70%		12,148	304,186
Gulf Power Co. 5.60%		30,000	3,074,817
NextEra Energy Capital Holdings, Inc. Series I, 5.125%		323,424	8,227,907
SCE Trust I 5.625%		85,744	2,243,063
Southern Co. 6.25%		240,000	6,528,000
			20,377,973
Multi-Utilities - 0.2%
SCE Trust IV 5.375%		320,000	9,078,400
TOTAL UTILITIES			29,456,373

TOTAL NONCONVERTIBLE PREFERRED STOCKS			207,299,792

TOTAL PREFERRED STOCKS
(Cost $432,051,666)			472,756,973

Investment Companies - 0.2%
iShares S&P 500 Index ETF
(Cost $11,053,468)		55,321	11,673,837
		Principal Amount(a)	Value

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22(b)
(Cost $388,067)		390,000	391,170

Preferred Securities - 4.4%
FINANCIALS - 3.7%
Banks - 3.4%
BAC Capital Trust XIV 4% (b)(h)		4,430,000	3,363,662
Bank of America Corp.:
6.1% (b)(h)		1,895,000	1,964,470
6.25% (b)(h)		4,895,000	5,084,415
6.3% (b)(h)		2,000,000	2,150,918
6.5% (b)(h)		4,000,000	4,247,705
Citigroup, Inc.:
5.9% (b)(h)		5,000,000	5,092,967
5.95% (b)(h)		5,000,000	4,968,702
6.125% (b)(h)		3,500,000	3,575,528
6.25% (b)(h)		10,000,000	10,398,434
JPMorgan Chase & Co.:
5.15% (b)(h)		15,000,000	14,821,325
6.1% (b)(h)		4,000,000	4,205,667
6.75% (b)(h)		10,000,000	11,324,382
7.9% (b)(h)		18,365,000	18,905,061
Mellon Capital IV 4% (b)(h)		6,417,000	5,210,675
PNC Preferred Funding Trust I 2.2839% (b)(d)(h)		3,450,000	3,018,572
SunTrust Preferred Capital I 4% (b)(h)		10,366,000	7,825,466
USB Capital IX 3.5% (b)(h)		16,026,000	13,057,495
Wachovia Capital Trust III 5.5698% (b)(h)		8,091,000	8,132,813
Wells Fargo & Co.:
5.875% (b)(h)		5,205,000	5,710,550
5.9% (b)(h)		10,000,000	10,636,932
7.98% (b)(h)		11,355,000	12,143,197
			155,838,936
Capital Markets - 0.3%
Goldman Sachs Capital II 4% (b)(h)		9,004,000	6,755,001
Goldman Sachs Capital III 4% (b)(h)		9,966,000	7,611,256
			14,366,257

TOTAL FINANCIALS			170,205,193

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.7%
General Electric Co. 5% (b)(h)		31,987,000	34,093,597
TOTAL PREFERRED SECURITIES
(Cost $193,220,761)			204,298,790
		Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.40% (i)
(Cost $122,975,944)		122,975,944	122,975,944
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,102,894,028)			4,607,278,283
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(4,903,546)
NET ASSETS - 100%			$4,602,374,737

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
188 CME E-mini S&P 500 Index Contracts (United States)	June 2016	19,692,060	$1,085,526

The face value of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,856,099 or 3.9% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $899,570.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,831
Fidelity Securities Lending Cash Central Fund	23,636
Total	$193,467

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$86,353,074	$84,217,374	$2,135,700	$--
Consumer Staples	465,209,796	447,448,190	17,761,606	--
Energy	380,741,736	378,525,486	2,216,250	--
Financials	1,149,411,296	1,149,411,296	--	--
Health Care	482,824,544	444,932,191	37,892,353	--
Industrials	166,535,780	166,535,780	--	--
Information Technology	412,042,296	412,042,296	--	--
Materials	73,193,052	73,193,052	--	--
Telecommunication Services	167,358,753	161,104,115	6,254,638	--
Utilities	181,084,252	156,553,060	24,531,192	--
Corporate Bonds	702,284,393	--	702,284,393	--
U.S. Government and Government Agency Obligations	899,570	--	899,570	--
Investment Companies	11,673,837	11,673,837	--	--
Bank Loan Obligations	391,170	--	391,170	--
Preferred Securities	204,298,790	--	204,298,790	--
Money Market Funds	122,975,944	122,975,944	--	--
Total Investments in Securities:	$4,607,278,283	$3,608,612,621	$998,665,662	$--
Derivative Instruments:
Assets
Futures Contracts	$1,085,526	$1,085,526	$--	$--
Total Assets	$1,085,526	$1,085,526	$--	$--
Total Derivative Instruments:	$1,085,526	$1,085,526	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,085,526	$0
Total Equity Risk	1,085,526	0
Total Value of Derivatives	$1,085,526	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.8%
BBB	5.5%
BB	5.3%
B	4.0%
CCC,CC,C	0.5%
D	0.0%
Not Rated	2.6%
Equities	78.1%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,979,918,084)	$4,484,302,339
Fidelity Central Funds (cost $122,975,944)	122,975,944
Total Investments (cost $4,102,894,028)		$4,607,278,283
Receivable for investments sold		19,170,285
Receivable for fund shares sold		6,131,577
Dividends receivable		12,246,159
Interest receivable		6,993,607
Distributions receivable from Fidelity Central Funds		49,147
Prepaid expenses		1,680
Other receivables		16,825
Total assets		4,651,887,563
Liabilities
Payable to custodian bank	$81,243
Payable for investments purchased	42,221,475
Payable for fund shares redeemed	3,778,804
Accrued management fee	2,068,624
Distribution and service plan fees payable	526,413
Payable for daily variation margin for derivative instruments	22,560
Other affiliated payables	745,867
Other payables and accrued expenses	67,840
Total liabilities		49,512,826
Net Assets		$4,602,374,737
Net Assets consist of:
Paid in capital		$4,120,555,147
Undistributed net investment income		27,260,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,887,067)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		505,446,547
Net Assets		$4,602,374,737
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($654,179,848 ÷ 45,933,381 shares)		$14.24
Maximum offering price per share (100/94.25 of $14.24)		$15.11
Class T:
Net Asset Value and redemption price per share ($232,077,298 ÷ 16,303,084 shares)		$14.24
Maximum offering price per share (100/96.50 of $14.24)		$14.76
Class B:
Net Asset Value and offering price per share ($3,722,017 ÷ 261,078 shares)(a)		$14.26
Class C:
Net Asset Value and offering price per share ($358,035,134 ÷ 25,255,692 shares)(a)		$14.18
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,012,029,447 ÷ 210,290,456 shares)		$14.32
Class I:
Net Asset Value, offering price and redemption price per share ($342,330,993 ÷ 23,949,518 shares)		$14.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$66,305,090
Interest		13,045,800
Income from Fidelity Central Funds		193,467
Total income		79,544,357
Expenses
Management fee	$11,697,708
Transfer agent fees	3,844,907
Distribution and service plan fees	3,033,671
Accounting and security lending fees	525,585
Custodian fees and expenses	33,686
Independent trustees' fees and expenses	9,595
Registration fees	82,131
Audit	47,467
Legal	7,438
Miscellaneous	22,148
Total expenses before reductions	19,304,336
Expense reductions	(60,746)	19,243,590
Net investment income (loss)		60,300,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,886,259)
Foreign currency transactions	(32,733)
Futures contracts	(1,174,519)
Total net realized gain (loss)		(28,093,511)
Change in net unrealized appreciation (depreciation) on: Investment securities	186,219,859
Assets and liabilities in foreign currencies	29,326
Futures contracts	919,513
Total change in net unrealized appreciation (depreciation)		187,168,698
Net gain (loss)		159,075,187
Net increase (decrease) in net assets resulting from operations		$219,375,954

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,300,767	$120,016,061
Net realized gain (loss)	(28,093,511)	95,571,419
Change in net unrealized appreciation (depreciation)	187,168,698	(261,906,724)
Net increase (decrease) in net assets resulting from operations	219,375,954	(46,319,244)
Distributions to shareholders from net investment income	(67,498,765)	(115,788,041)
Distributions to shareholders from net realized gain	(86,771,011)	(273,382,094)
Total distributions	(154,269,776)	(389,170,135)
Share transactions - net increase (decrease)	167,324,869	314,223,490
Total increase (decrease) in net assets	232,431,047	(121,265,889)
Net Assets
Beginning of period	4,369,943,690	4,491,209,579
End of period (including undistributed net investment income of $27,260,110 and undistributed net investment income of $34,458,108, respectively)	$4,602,374,737	$4,369,943,690

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.46	$14.02	$12.24	$10.77	$10.23
Income from Investment Operations
Net investment income (loss)A	.18	.35	.39B	.31	.31	.30
Net realized and unrealized gain (loss)	.51	(.51)	1.60	1.77	1.45	.55
Total from investment operations	.69	(.16)	1.99	2.08	1.76	.85
Distributions from net investment income	(.21)	(.35)	(.34)C	(.30)	(.29)	(.31)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.49)	(1.26)	(.55)	(.30)	(.29)	(.31)
Net asset value, end of period	$14.24	$14.04	$15.46	$14.02	$12.24	$10.77
Total ReturnD,E,F	5.17%	(.95)%	14.63%	17.17%	16.47%	8.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.03%	1.03%	1.05%	1.09%	1.14%
Expenses net of fee waivers, if any	1.02%I	1.02%	1.03%	1.05%	1.09%	1.14%
Expenses net of all reductions	1.02%I	1.02%	1.02%	1.04%	1.09%	1.14%
Net investment income (loss)	2.71%I	2.43%	2.68%B	2.28%	2.60%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$654,180	$632,817	$648,239	$530,203	$353,726	$125,190
Portfolio turnover rateJ	51%I	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$15.45	$14.02	$12.24	$10.77	$10.22
Income from Investment Operations
Net investment income (loss)A	.17	.31	.35B	.27	.28	.27
Net realized and unrealized gain (loss)	.51	(.50)	1.60	1.77	1.44	.56
Total from investment operations	.68	(.19)	1.95	2.04	1.72	.83
Distributions from net investment income	(.19)	(.31)	(.31)C	(.26)	(.25)	(.28)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.47)	(1.23)D	(.52)	(.26)	(.25)	(.28)
Net asset value, end of period	$14.24	$14.03	$15.45	$14.02	$12.24	$10.77
Total ReturnE,F,G	5.11%	(1.22)%	14.28%	16.86%	16.16%	8.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%J	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of all reductions	1.27%J	1.27%	1.28%	1.30%	1.35%	1.37%
Net investment income (loss)	2.45%J	2.18%	2.42%B	2.02%	2.34%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$232,077	$223,424	$226,563	$174,568	$123,395	$78,994
Portfolio turnover rateK	51%J	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.45	$14.00	$12.22	$10.75	$10.20
Income from Investment Operations
Net investment income (loss)A	.13	.23	.27B	.19	.21	.21
Net realized and unrealized gain (loss)	.52	(.50)	1.60	1.77	1.45	.55
Total from investment operations	.65	(.27)	1.87	1.96	1.66	.76
Distributions from net investment income	(.14)	(.22)	(.21)C	(.18)	(.19)	(.21)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.43)D	(1.14)E	(.42)	(.18)	(.19)	(.21)
Net asset value, end of period	$14.26	$14.04	$15.45	$14.00	$12.22	$10.75
Total ReturnF,G,H	4.81%	(1.76)%	13.68%	16.13%	15.51%	7.48%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.84%K	1.84%	1.86%	1.89%	1.91%	1.93%
Expenses net of fee waivers, if any	1.84%K	1.83%	1.86%	1.89%	1.91%	1.93%
Expenses net of all reductions	1.84%K	1.83%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	1.89%K	1.62%	1.85%B	1.44%	1.78%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,722	$5,012	$8,183	$11,912	$13,962	$12,754
Portfolio turnover rateL	51%K	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.281 per share.

 E Total distributions of $1.14 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.914 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.98	$15.39	$13.97	$12.20	$10.75	$10.21
Income from Investment Operations
Net investment income (loss)A	.13	.24	.28B	.20	.22	.22
Net realized and unrealized gain (loss)	.51	(.50)	1.59	1.77	1.44	.55
Total from investment operations	.64	(.26)	1.87	1.97	1.66	.77
Distributions from net investment income	(.16)	(.24)	(.24)C	(.20)	(.21)	(.23)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.44)	(1.15)	(.45)	(.20)	(.21)	(.23)
Net asset value, end of period	$14.18	$13.98	$15.39	$13.97	$12.20	$10.75
Total ReturnD,E,F	4.78%	(1.65)%	13.72%	16.31%	15.54%	7.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%I	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of all reductions	1.78%I	1.78%	1.78%	1.80%	1.84%	1.87%
Net investment income (loss)	1.95%I	1.67%	1.92%B	1.53%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$358,035	$348,111	$351,654	$253,825	$140,428	$59,464
Portfolio turnover rateJ	51%I	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$15.54	$14.09	$12.30	$10.82	$10.27
Income from Investment Operations
Net investment income (loss)A	.20	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	.51	(.51)	1.61	1.78	1.45	.56
Total from investment operations	.71	(.12)	2.04	2.12	1.79	.89
Distributions from net investment income	(.23)	(.39)	(.38)C	(.33)	(.31)	(.34)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.51)	(1.30)	(.59)	(.33)	(.31)	(.34)
Net asset value, end of period	$14.32	$14.12	$15.54	$14.09	$12.30	$10.82
Total ReturnD,E	5.29%	(.68)%	14.93%	17.48%	16.77%	8.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.74%	.77%	.81%	.84%
Expenses net of fee waivers, if any	.76%H	.75%	.74%	.77%	.81%	.84%
Expenses net of all reductions	.75%H	.75%	.74%	.76%	.80%	.84%
Net investment income (loss)	2.98%H	2.70%	2.96%B	2.56%	2.89%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,012,029	$2,833,413	$2,920,815	$2,581,720	$2,190,089	$1,138,764
Portfolio turnover rateI	51%H	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.51	$14.07	$12.28	$10.80	$10.26
Income from Investment Operations
Net investment income (loss)A	.20	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	.51	(.51)	1.60	1.78	1.46	.55
Total from investment operations	.71	(.12)	2.03	2.12	1.80	.88
Distributions from net investment income	(.23)	(.39)	(.38)C	(.33)	(.32)	(.34)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.51)	(1.30)	(.59)	(.33)	(.32)	(.34)
Net asset value, end of period	$14.29	$14.09	$15.51	$14.07	$12.28	$10.80
Total ReturnD,E	5.29%	(.69)%	14.87%	17.50%	16.83%	8.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.76%	.78%	.81%	.83%
Expenses net of fee waivers, if any	.76%H	.77%	.76%	.78%	.81%	.83%
Expenses net of all reductions	.76%H	.76%	.76%	.77%	.81%	.82%
Net investment income (loss)	2.97%H	2.69%	2.94%B	2.55%	2.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$342,331	$327,167	$335,756	$245,756	$153,453	$32,356
Portfolio turnover rateI	51%H	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$622,570,763
Gross unrealized depreciation	(125,410,898)
Net unrealized appreciation (depreciation) on securities	$497,159,865
Tax cost	$4,110,118,418

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(1,174,519) and a change in net unrealized appreciation (depreciation) of $919,513 related to its investment in futures contracts. These are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,122,451,460 and $1,078,424,511, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$769,554	$909
Class T	.25%	.25%	548,208	–
Class B	.75%	.25%	21,261	15,946
Class C	.75%	.25%	1,694,648	238,332
			$3,033,671	$255,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$133,603
Class T	22,109
Class B(a)	260
Class C(a)	27,777
$183,749

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$583,233.19
Class T	214,685.20
Class B	5,576.26
Class C	335,213.20
Strategic Dividend and Income	2,412,766.17
Class I	293,434.18
	$3,844,907

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,513 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $48,503.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,744 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,636. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45,413 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,333.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$9,396,008	$15,784,946
Class T	3,064,727	4,890,430
Class B	47,028	104,939
Class C	3,882,221	5,988,104
Strategic Dividend and Income	45,741,902	79,930,815
Class I	5,366,879	9,088,807
Total	$67,498,765	$115,788,041
From net realized gain
Class A	$12,558,382	$39,156,030
Class T	4,467,273	13,653,437
Class B	99,856	475,119
Class C	6,996,757	21,433,056
Strategic Dividend and Income	56,103,282	178,421,481
Class I	6,545,461	20,242,971
Total	$86,771,011	$273,382,094

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	4,753,494	11,207,876	$64,907,801	$161,409,847
Reinvestment of distributions	1,572,753	3,685,453	21,024,152	52,573,406
Shares redeemed	(5,467,894)	(11,743,284)	(74,195,867)	(167,109,919)
Net increase (decrease)	858,353	3,150,045	$11,736,086	$46,873,334
Class T
Shares sold	1,744,903	3,827,636	$23,737,058	$55,017,292
Reinvestment of distributions	537,464	1,236,703	7,185,167	17,646,577
Shares redeemed	(1,900,440)	(3,803,942)	(25,662,623)	(54,192,274)
Net increase (decrease)	381,927	1,260,397	$5,259,602	$18,471,595
Class B
Shares sold	9,699	35,092	$135,227	$511,590
Reinvestment of distributions	10,287	38,015	137,456	544,200
Shares redeemed	(115,783)	(245,750)	(1,569,472)	(3,530,643)
Net increase (decrease)	(95,797)	(172,643)	$(1,296,789)	$(2,474,853)
Class C
Shares sold	2,536,025	6,813,352	$34,586,019	$97,909,856
Reinvestment of distributions	761,155	1,796,899	10,132,342	25,588,948
Shares redeemed	(2,950,805)	(6,543,801)	(39,697,705)	(92,705,838)
Net increase (decrease)	346,375	2,066,450	$5,020,656	$30,792,966
Strategic Dividend and Income
Shares sold	25,369,859	55,041,374	$351,404,557	$798,672,072
Reinvestment of distributions	6,854,670	16,340,046	92,157,570	234,204,807
Shares redeemed	(22,623,171)	(58,627,635)	(306,542,876)	(836,863,452)
Net increase (decrease)	9,601,358	12,753,785	$137,019,251	$196,013,427
Class I
Shares sold	5,223,050	9,506,214	$70,814,019	$137,649,533
Reinvestment of distributions	767,725	1,741,046	10,301,998	24,895,881
Shares redeemed	(5,261,203)	(9,669,608)	(71,529,954)	(137,998,393)
Net increase (decrease)	729,572	1,577,652	$9,586,063	$24,547,021

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	1.02%
Actual		$1,000.00	$1,051.70	$5.23
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,051.10	$6.56
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class B	1.84%
Actual		$1,000.00	$1,048.10	$9.42
Hypothetical-C		$1,000.00	$1,015.80	$9.27
Class C	1.78%
Actual		$1,000.00	$1,047.80	$9.11
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Strategic Dividend and Income	.76%
Actual		$1,000.00	$1,052.90	$3.90
Hypothetical-C		$1,000.00	$1,021.20	$3.84
Class I	.76%
Actual		$1,000.00	$1,052.90	$3.90
Hypothetical-C		$1,000.00	$1,021.20	$3.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SDI-SANN-0716
1.802376.112

Fidelity Advisor® Strategic Dividend & Income® Fund -
Class A, Class T, Class B, Class C and Class I

Semi-Annual Report

May 31, 2016

Class A, Class T, Class B, Class C and Class I are classes of Fidelity® Strategic Dividend & Income® Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Investments as of May 31, 2016

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	3.1	3.2
Chevron Corp.	2.9	2.8
AT&T, Inc.	2.8	2.1
Microsoft Corp.	2.4	2.1
Pfizer, Inc.	2.2	2.2
Procter & Gamble Co.	2.0	2.2
The Coca-Cola Co.	1.8	2.0
Cisco Systems, Inc.	1.7	1.7
Exxon Mobil Corp.	1.7	1.7
PepsiCo, Inc.	1.4	1.6
	22.0

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.2	35.5
Information Technology	13.1	12.5
Health Care	12.1	12.4
Consumer Staples	11.3	11.4
Energy	8.9	7.7

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Common Stocks and Equity Futures	67.6%
Preferred Stocks	10.3%
Convertible Bonds	6.8%
Other Investments	13.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.2%

 * Foreign investments - 7.7%

As of November 30, 2015*
Common Stocks and Equity Futures	69.5%
Preferred Stocks	9.7%
Convertible Bonds	6.8%
Other Investments	12.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 6.1%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 15.3%
		Principal Amount(a)	Value
Convertible Bonds - 6.8%
CONSUMER DISCRETIONARY - 0.6%
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21		$2,400,000	$2,812,500
Household Durables - 0.2%
Lennar Corp. 3.25% 11/15/21		3,495,000	6,789,038
M/I Homes, Inc. 3% 3/1/18		3,850,000	3,751,344
			10,540,382
Media - 0.3%
Liberty Media Corp.:
1.375% 10/15/23		4,300,000	4,270,438
3.5% 1/15/31		22,000,000	11,543,290
			15,813,728
TOTAL CONSUMER DISCRETIONARY			29,166,610
CONSUMER STAPLES - 0.2%
Tobacco - 0.2%
Vector Group Ltd. 2.5% 1/15/19 (b)		6,253,000	8,744,114
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Peabody Energy Corp. 4.75% 12/15/41 (c)		26,652,000	166,575
Scorpio Tankers, Inc. 2.375% 7/1/19 (d)		19,680,000	16,457,400
Whiting Petroleum Corp. 1.25% 4/1/20 (d)		7,350,000	5,586,000
			22,209,975
FINANCIALS - 0.2%
Insurance - 0.1%
FNF Group 4.25% 8/15/18		1,550,000	3,005,063
Real Estate Investment Trusts - 0.1%
Equinix, Inc. 4.75% 6/15/16		860,000	4,091,450
Real Estate Management & Development - 0.0%
Extra Space Storage LP 3.125% 10/1/35 (d)		2,600,000	2,990,000
TOTAL FINANCIALS			10,086,513
HEALTH CARE - 1.2%
Biotechnology - 0.3%
AMAG Pharmaceuticals, Inc. 2.5% 2/15/19		4,170,000	4,360,256
BioMarin Pharmaceutical, Inc. 1.5% 10/15/20		3,760,000	4,662,400
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18		1,750,000	1,698,594
			10,721,250
Health Care Equipment & Supplies - 0.2%
Hologic, Inc. 2% 3/1/42 (e)		4,200,000	5,402,250
Teleflex, Inc. 3.875% 8/1/17		1,070,000	2,803,400
			8,205,650
Health Care Providers & Services - 0.2%
HealthSouth Corp. 2% 12/1/43		8,859,000	10,503,452
Pharmaceuticals - 0.5%
ANI Pharmaceuticals, Inc. 3% 12/1/19		3,720,000	3,968,775
Horizon Pharma Investment Ltd. 2.5% 3/15/22		4,900,000	4,477,375
Jazz Investments I Ltd. 1.875% 8/15/21		4,480,000	5,009,200
Teva Pharmaceutical Finance LLC 0.25% 2/1/26		6,300,000	8,134,875
The Medicines Co. 2.5% 1/15/22		1,970,000	2,504,363
			24,094,588
TOTAL HEALTH CARE			53,524,940
INDUSTRIALS - 0.2%
Airlines - 0.1%
JetBlue Airways Corp. Series D 6.75% 10/15/39		1,170,000	4,299,750
Machinery - 0.1%
Trinity Industries, Inc. 3.875% 6/1/36		3,300,000	3,516,563
TOTAL INDUSTRIALS			7,816,313
INFORMATION TECHNOLOGY - 3.9%
Communications Equipment - 0.7%
Brocade Communications Systems, Inc. 1.375% 1/1/20		4,010,000	3,877,169
InterDigital, Inc. 1.5% 3/1/20		16,275,000	17,292,188
Liberty Interactive LLC 0.75% 3/30/43		5,370,000	9,146,420
			30,315,777
Internet Software & Services - 1.1%
LinkedIn Corp. 0.5% 11/1/19		7,300,000	6,820,938
Twitter, Inc.:
0.25% 9/15/19		3,180,000	2,800,388
1% 9/15/21		21,833,000	18,312,429
VeriSign, Inc. 4.345% 8/15/37 (b)		2,760,000	6,882,750
Web.com Group, Inc. 1% 8/15/18		2,150,000	1,980,688
WebMD Health Corp.:
1.5% 12/1/20		1,500,000	2,086,875
2.5% 1/31/18		1,200,000	1,407,750
Yahoo!, Inc. 0% 12/1/18		9,320,000	9,372,425
			49,664,243
Semiconductors & Semiconductor Equipment - 1.5%
Intel Corp. 3.25% 8/1/39		2,120,000	3,349,600
Microchip Technology, Inc. 1.625% 2/15/25		14,370,000	15,977,644
Micron Technology, Inc.:
2.125% 2/15/33		4,570,000	6,229,481
3% 11/15/43		11,040,000	8,031,600
Novellus Systems, Inc. 2.625% 5/15/41		4,350,000	10,600,406
NXP Semiconductors NV 1% 12/1/19		15,860,000	18,724,713
Xilinx, Inc. 2.625% 6/15/17		2,610,000	4,317,919
			67,231,363
Software - 0.5%
BroadSoft, Inc. 1% 9/1/22 (d)		1,400,000	1,787,625
FireEye, Inc. 1.625% 6/1/35 (d)		4,250,000	3,492,969
Nuance Communications, Inc. 1% 12/15/35 (d)		850,000	760,219
Salesforce.com, Inc. 0.25% 4/1/18		5,960,000	8,053,450
TiVo, Inc. 2% 10/1/21		7,960,000	7,815,725
Workday, Inc. 1.5% 7/15/20		2,750,000	3,251,105
			25,161,093
Technology Hardware, Storage & Peripherals - 0.1%
BlackBerry Ltd. 6% 11/13/20 (Reg. S)		5,440,000	5,657,600
TOTAL INFORMATION TECHNOLOGY			178,030,076
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. 3.5% 2/1/19 (d)		2,100,000	2,033,109

TOTAL CONVERTIBLE BONDS			311,611,650

Nonconvertible Bonds - 8.5%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.6%
Altice SA:
7.625% 2/15/25 (d)		10,855,000	10,719,313
7.75% 5/15/22 (d)		5,120,000	5,244,800
Anna Merger Sub, Inc. 7.75% 10/1/22 (d)		540,000	521,100
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 9/30/22		7,840,000	8,055,600
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (d)		1,655,000	1,721,200
			26,262,013
Multiline Retail - 0.1%
JC Penney Corp., Inc. 8.125% 10/1/19		4,070,000	4,161,575
TOTAL CONSUMER DISCRETIONARY			30,423,588
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (d)		1,360,000	1,392,300
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (d)		17,005,000	15,006,913
			16,399,213
Food Products - 0.3%
H.J. Heinz Co. 4.875% 2/15/25 (d)		12,484,000	13,636,735
Tobacco - 0.4%
Vector Group Ltd. 7.75% 2/15/21		15,770,000	16,440,225
TOTAL CONSUMER STAPLES			46,476,173
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Sabine Pass Liquefaction LLC 5.625% 3/1/25		3,110,000	3,110,000
Southwestern Energy Co. 4.1% 3/15/22		6,440,000	5,248,600
			8,358,600
FINANCIALS - 4.3%
Banks - 2.6%
Bank of Ireland 10% 7/30/16	EUR	8,293,000	9,342,547
Corestates Capital II 1.2784% 1/15/27 (b)(d)		10,500,000	8,793,750
Corestates Capital III 1.1961% 2/15/27 (b)(d)		13,975,000	11,669,125
First Maryland Capital I 1.6284% 1/15/27 (b)		2,500,000	2,025,000
First Maryland Capital II 1.4866% 2/1/27 (b)		4,100,000	3,321,000
JPMorgan Chase Capital XIII 1.5786% 9/30/34 (b)		12,206,000	9,764,800
JPMorgan Chase Capital XXI 1.5866% 1/15/87 (b)		12,550,000	9,591,338
PNC Capital Trust C 1.2051% 6/1/28 (b)		12,000,000	10,410,000
SunTrust Capital III 1.2839% 3/15/28 (b)		17,525,000	13,992,603
Wachovia Capital Trust II 1.1284% 1/15/27 (b)		33,014,000	27,566,690
Wells Fargo Capital II 1.1366% 1/30/27 (b)		13,930,000	11,631,550
Wells Fargo Capital X 5.95% 12/15/36		2,350,000	2,438,125
			120,546,528
Capital Markets - 0.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (d)		10,200,000	10,327,500
Chase Capital II 1.1366% 2/1/27 (b)		17,900,000	14,734,385
Chase Capital III 1.1851% 3/1/27 (b)		5,000,000	4,115,750
Chase Capital Trust VI 1.2616% 8/1/28 (b)		5,000,000	4,065,750
JPMorgan Chase Capital XXIII 1.6261% 5/15/47 (b)		2,500,000	1,851,500
NTC Capital II 1.2184% 4/15/27 (b)		3,500,000	3,009,689
			38,104,574
Consumer Finance - 0.2%
Ally Financial, Inc. 4.75% 9/10/18		7,455,000	7,660,013
Diversified Financial Services - 0.4%
Central Fidelity Capital Trust I 1.6284% 4/15/27 (b)		3,240,000	2,835,000
ILFC E-Capital Trust I 4.24% 12/21/65 (b)(d)		22,360,000	17,943,900
			20,778,900
Thrifts & Mortgage Finance - 0.3%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (d)		11,960,000	12,468,300
TOTAL FINANCIALS			199,558,315
HEALTH CARE - 0.4%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (d)		5,145,000	4,527,600
Health Care Providers & Services - 0.0%
Kindred Healthcare, Inc. 8.75% 1/15/23		2,900,000	2,838,375
Pharmaceuticals - 0.3%
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (d)		2,575,000	2,639,375
Valeant Pharmaceuticals International, Inc. 6.125% 4/15/25 (d)		12,415,000	10,382,044
			13,021,419
TOTAL HEALTH CARE			20,387,394
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
TransDigm, Inc. 6.5% 7/15/24		3,610,000	3,682,200
Commercial Services & Supplies - 0.4%
ADT Corp. 6.25% 10/15/21		13,645,000	14,293,138
APX Group, Inc. 8.75% 12/1/20		5,832,000	5,307,120
			19,600,258
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 6.375% 4/1/24 (d)		3,440,000	3,302,400
Trading Companies & Distributors - 0.2%
International Lease Finance Corp.:
8.625% 1/15/22		5,830,000	7,068,875
8.875% 9/1/17		3,000,000	3,210,000
			10,278,875
TOTAL INDUSTRIALS			36,863,733
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Dell, Inc.:
5.4% 9/10/40		5,000,000	3,462,500
6.5% 4/15/38		4,440,000	3,534,240
			6,996,740
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Neptune Finco Corp. 10.125% 1/15/23 (d)		8,230,000	9,217,600
UTILITIES - 0.7%
Electric Utilities - 0.3%
NextEra Energy Capital Holdings, Inc. 6.35% 10/1/66 (b)		7,950,000	6,042,000
PPL Capital Funding, Inc. 6.7% 3/30/67 (b)		10,000,000	8,150,000
			14,192,000
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc.:
7.375% 11/1/22		5,100,000	4,921,500
7.625% 11/1/24		11,260,000	10,809,600
			15,731,100
Multi-Utilities - 0.1%
Wisconsin Energy Corp. 6.25% 5/15/67 (b)		3,000,000	2,467,500
TOTAL UTILITIES			32,390,600

TOTAL NONCONVERTIBLE BONDS			390,672,743

TOTAL CORPORATE BONDS
(Cost $705,358,402)			702,284,393

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.2% 8/4/16 (f)
(Cost $899,678)		900,000	899,570
		Shares	Value

Common Stocks - 67.2%
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.2%
General Motors Co.		310,000	$9,696,800
Hotels, Restaurants & Leisure - 0.9%
Cedar Fair LP (depositary unit)		83,700	5,024,511
Hilton Worldwide Holdings, Inc.		304,100	6,319,198
McDonald's Corp.		233,000	28,439,980
			39,783,689
Household Durables - 0.1%
Newell Brands, Inc.		82,437	3,931,421
Media - 0.2%
Time Warner, Inc.		100,100	7,573,566
Specialty Retail - 0.3%
Foot Locker, Inc.		87,700	4,904,184
Home Depot, Inc.		86,600	11,441,592
			16,345,776
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.		174,686	6,886,122

TOTAL CONSUMER DISCRETIONARY			84,217,374

CONSUMER STAPLES - 9.6%
Beverages - 3.9%
Anheuser-Busch InBev SA NV ADR		92,200	11,637,484
Constellation Brands, Inc. Class A (sub. vtg.)		33,700	5,161,155
Cott Corp.		169,140	2,441,621
Molson Coors Brewing Co. Class B		93,400	9,263,412
PepsiCo, Inc.		659,000	66,671,030
The Coca-Cola Co.		1,896,800	84,597,280
			179,771,982
Food & Staples Retailing - 1.7%
CVS Health Corp.		177,400	17,110,230
Wal-Mart Stores, Inc.		701,100	49,623,858
Walgreens Boots Alliance, Inc.		171,400	13,266,360
			80,000,448
Food Products - 0.4%
B&G Foods, Inc. Class A		63,650	2,736,314
ConAgra Foods, Inc.		360,800	16,488,560
			19,224,874
Household Products - 2.0%
Procter & Gamble Co.		1,124,458	91,126,076
Tobacco - 1.6%
Imperial Tobacco Group PLC		254,060	13,839,269
Philip Morris International, Inc.		512,218	50,545,672
Reynolds American, Inc.		189,000	9,393,300
			73,778,241

TOTAL CONSUMER STAPLES			443,901,621

ENERGY - 7.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd.		116,600	8,896,580
Oil, Gas & Consumable Fuels - 7.4%
Cenovus Energy, Inc.		1,517,300	22,874,916
Chevron Corp.		1,346,600	136,006,600
Enterprise Products Partners LP		477,300	13,249,848
EQT Midstream Partners LP		62,200	4,688,014
Exxon Mobil Corp.		869,500	77,402,890
Kinder Morgan, Inc.		345,700	6,250,256
Suncor Energy, Inc.		807,400	22,300,704
Western Gas Partners LP		391,842	19,525,487
Williams Partners LP		1,254,882	40,055,833
			342,354,548

TOTAL ENERGY			351,251,128

FINANCIALS - 19.7%
Banks - 1.6%
Community Trust Bancorp, Inc.		40,422	1,458,426
JPMorgan Chase & Co.		357,000	23,301,390
PacWest Bancorp		146,300	6,097,784
Regions Financial Corp.		1,059,900	10,418,817
U.S. Bancorp		338,600	14,498,852
Valley National Bancorp		434,200	4,137,926
Wells Fargo & Co.		264,300	13,405,296
			73,318,491
Capital Markets - 1.9%
Ares Capital Corp.		558,600	8,289,624
BlackRock, Inc. Class A		114,400	41,624,440
The Blackstone Group LP		1,078,600	28,248,534
TPG Specialty Lending, Inc.		406,700	6,669,880
			84,832,478
Consumer Finance - 0.3%
Capital One Financial Corp.		184,400	13,505,456
Insurance - 1.3%
Chubb Ltd.		155,600	19,700,516
First American Financial Corp.		362,800	13,873,472
MetLife, Inc.		276,800	12,608,240
Principal Financial Group, Inc.		328,300	14,629,048
			60,811,276
Real Estate Investment Trusts - 14.6%
Agree Realty Corp.		177,200	7,543,404
Alexandria Real Estate Equities, Inc.		31,144	3,017,854
Ashford Hospitality Prime, Inc.		202,400	2,189,968
AvalonBay Communities, Inc.		93,140	16,754,023
Boston Properties, Inc.		282,896	35,540,224
Brixmor Property Group, Inc.		164,400	4,151,100
Cedar Shopping Centers, Inc.		863,959	5,866,282
Chesapeake Lodging Trust		107,500	2,562,800
Coresite Realty Corp.		280,600	21,283,510
Cousins Properties, Inc.		353,636	3,798,051
DCT Industrial Trust, Inc.		481,600	20,771,408
Douglas Emmett, Inc.		172,200	5,835,858
DuPont Fabros Technology, Inc.		281,700	11,918,727
Empire State Realty Trust, Inc.		788,800	14,947,760
Equinix, Inc.		27,300	9,882,600
Equity Lifestyle Properties, Inc.		38,800	2,844,040
Equity Residential (SBI)		182,415	12,624,942
Essex Property Trust, Inc.		97,892	22,243,999
Extra Space Storage, Inc.		314,000	29,192,580
Federal Realty Investment Trust (SBI)		114,614	17,557,719
FelCor Lodging Trust, Inc.		1,477,352	9,765,297
Forest City Realty Trust, Inc.		495,340	11,298,705
Gaming & Leisure Properties		125,600	4,133,496
General Growth Properties, Inc.		276,500	7,429,555
Healthcare Realty Trust, Inc.		598,400	19,023,136
Healthcare Trust of America, Inc.		132,010	3,984,062
Host Hotels & Resorts, Inc.		616,197	9,489,434
Kite Realty Group Trust		125,383	3,369,041
Liberty Property Trust (SBI)		195,600	7,299,792
Mack-Cali Realty Corp.		897,300	23,545,152
Medical Properties Trust, Inc.		233,000	3,425,100
MGM Growth Properties LLC		39,300	903,900
Mid-America Apartment Communities, Inc.		216,400	22,287,036
National Retail Properties, Inc.		189,800	8,603,634
New York (REIT), Inc.		163,100	1,489,103
NorthStar Realty Finance Corp.		235,400	3,177,900
Outfront Media, Inc.		338,800	7,534,912
Parkway Properties, Inc.		411,500	7,180,675
Pennsylvania Real Estate Investment Trust (SBI)		229,200	4,836,120
Prologis, Inc.		84,210	4,002,501
Public Storage		93,599	23,747,002
Ramco-Gershenson Properties Trust (SBI)		283,700	5,109,437
Sabra Health Care REIT, Inc.		450,800	9,439,752
Simon Property Group, Inc.		325,715	64,374,313
SL Green Realty Corp.		51,373	5,207,167
Store Capital Corp.		566,900	14,472,957
Sun Communities, Inc.		24,382	1,702,595
Taubman Centers, Inc.		48,500	3,325,645
Terreno Realty Corp.		279,900	6,700,806
The GEO Group, Inc.		94,900	3,156,374
The Macerich Co.		70,500	5,380,560
UDR, Inc.		616,300	22,205,289
Urban Edge Properties		721,557	19,373,805
Ventas, Inc.		513,539	34,063,042
VEREIT, Inc.		2,585,600	24,795,904
Welltower, Inc.		129,696	8,937,351
Weyerhaeuser Co.		66,500	2,094,750
WP Carey, Inc.		87,000	5,577,570
			672,969,719

TOTAL FINANCIALS			905,437,420

HEALTH CARE - 9.1%
Biotechnology - 0.3%
AbbVie, Inc.		194,700	12,252,471
Health Care Equipment & Supplies - 0.6%
Becton, Dickinson & Co.		35,800	5,958,910
Medtronic PLC		258,000	20,763,840
			26,722,750
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (g)		11,355	1,644,545
Pharmaceuticals - 8.2%
Bristol-Myers Squibb Co.		407,200	29,196,240
Eli Lilly & Co.		514,200	38,580,426
GlaxoSmithKline PLC		911,100	19,040,930
GlaxoSmithKline PLC sponsored ADR		225,300	9,545,961
Johnson & Johnson		1,242,244	139,988,465
Merck & Co., Inc.		327,990	18,452,717
Pfizer, Inc.		2,870,300	99,599,410
Sanofi SA sponsored ADR		334,800	13,793,760
Teva Pharmaceutical Industries Ltd. sponsored ADR		157,100	8,148,777
			376,346,686

TOTAL HEALTH CARE			416,966,452

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.4%
Honeywell International, Inc.		62,700	7,137,141
Lockheed Martin Corp.		25,100	5,929,373
United Technologies Corp.		69,500	6,990,310
			20,056,824
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B		515,400	53,132,586
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		151,200	6,205,248
Electrical Equipment - 0.8%
Eaton Corp. PLC		401,900	24,769,097
Emerson Electric Co.		226,900	11,803,338
			36,572,435
Industrial Conglomerates - 0.9%
3M Co.		127,400	21,443,968
General Electric Co.		607,953	18,378,419
			39,822,387

TOTAL INDUSTRIALS			155,789,480

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.8%
Cisco Systems, Inc.		2,667,200	77,482,160
InterDigital, Inc.		74,965	4,370,460
			81,852,620
Internet Software & Services - 0.3%
Twitter, Inc. (g)		653,800	9,950,836
Yahoo!, Inc. (g)		82,700	3,137,638
			13,088,474
IT Services - 1.7%
IBM Corp.		392,200	60,296,828
Paychex, Inc.		363,600	19,714,392
			80,011,220
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.		885,700	27,979,263
Maxim Integrated Products, Inc.		479,000	18,182,840
Qualcomm, Inc.		331,200	18,189,504
			64,351,607
Software - 2.8%
Microsoft Corp.		2,101,000	111,353,000
Oracle Corp.		279,600	11,239,920
TiVo, Inc. (g)		443,948	4,417,283
			127,010,203
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.		217,400	21,709,564
EMC Corp.		745,600	20,839,520
HP, Inc.		237,600	3,179,088
			45,728,172

TOTAL INFORMATION TECHNOLOGY			412,042,296

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.		493,800	32,299,458
Ingevity Corp. (g)		333	9,704
LyondellBasell Industries NV Class A		298,100	24,253,416
The Dow Chemical Co.		152,800	7,847,808
			64,410,386
Containers & Packaging - 0.0%
WestRock Co.		2,000	79,220

TOTAL MATERIALS			64,489,606

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.		3,290,004	128,803,657
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC		1,872,800	6,254,638

TOTAL TELECOMMUNICATION SERVICES			135,058,295

UTILITIES - 2.7%
Electric Utilities - 2.4%
American Electric Power Co., Inc.		276,100	17,871,953
Edison International		119,500	8,559,785
Exelon Corp.		288,200	9,876,614
IDACORP, Inc.		252,700	18,500,167
PPL Corp.		615,700	23,729,078
Xcel Energy, Inc.		784,100	32,438,217
			110,975,814
Gas Utilities - 0.3%
Atmos Energy Corp.		162,800	11,868,120

TOTAL UTILITIES			122,843,934

TOTAL COMMON STOCKS
(Cost $2,636,946,042)			3,091,997,606

Preferred Stocks - 10.3%
Convertible Preferred Stocks - 5.8%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
William Lyon Homes, Inc. 6.50% (g)		25,200	2,135,700
CONSUMER STAPLES - 0.5%
Food Products - 0.5%
Bunge Ltd. 4.875% (g)		45,000	4,282,740
Post Holdings, Inc.:
3.75%		20,900	3,453,516
Series C 2.50%		69,200	10,025,350
Tyson Foods, Inc. 4.75% (g)		43,000	3,032,790
			20,794,396
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 7.50% (g)		25,000	975,000
Chesapeake Energy Corp. Series A, 5.75% (d)(g)		9,000	2,216,250
Hess Corp. Series A		62,800	4,777,196
Kinder Morgan, Inc. Series A 9.75%		110,500	5,052,060
Southwestern Energy Co. Series B 6.25%		335,383	10,816,102
			23,836,608
FINANCIALS - 1.7%
Banks - 1.4%
Bank of America Corp. Series L 7.25%		20,365	23,531,758
Wells Fargo & Co. 7.50% (g)		32,603	40,081,150
			63,612,908
Real Estate Investment Trusts - 0.3%
American Tower Corp. 5.50%		15,000	1,584,150
Crown Castle International Corp. 4.50% (g)		12,700	1,385,824
Welltower, Inc. Series I, 6.50% (g)		39,400	2,468,016
Weyerhaeuser Co. Series A, 6.375% (g)		195,900	9,943,884
			15,381,874
TOTAL FINANCIALS			78,994,782
HEALTH CARE - 1.4%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%		21,719	7,324,733
Health Care Providers & Services - 0.4%
AmSurg Corp. Series A-1, 5.25% (g)		75,500	10,668,905
Anthem, Inc. 5.25% (g)		191,600	8,535,780
Kindred Healthcare, Inc. 7.50% (g)		2,945	1,784,228
			20,988,913
Pharmaceuticals - 0.8%
Allergan PLC 5.50%		32,915	27,801,984
Teva Pharmaceutical Industries Ltd. 7%		11,450	9,742,462
			37,544,446
TOTAL HEALTH CARE			65,858,092
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		135,600	10,746,300
MATERIALS - 0.2%
Metals & Mining - 0.2%
Alcoa, Inc. Series 1, 5.375% (g)		264,141	8,703,446
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Frontier Communications Corp. Series A 11.125%		96,100	9,458,162
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. Series A 5.50%		222,700	16,145,750
TOTAL TELECOMMUNICATION SERVICES			25,603,912
UTILITIES - 0.6%
Electric Utilities - 0.1%
Exelon Corp. 6.50% (g)		86,100	4,065,642
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. 5.375%		144,800	9,789,928
Multi-Utilities - 0.3%
CenterPoint Energy, Inc. 2.00% ZENS (g)		231,000	14,928,375
TOTAL UTILITIES			28,783,945

TOTAL CONVERTIBLE PREFERRED STOCKS			265,457,181

Nonconvertible Preferred Stocks - 4.5%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Loblaw Companies Ltd. Series B 5.30%		27,200	513,779
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
NuStar Logistics LP 7.625%		220,000	5,654,000
FINANCIALS - 3.6%
Banks - 1.1%
Bank of America Corp. 6.50%		160,000	4,296,000
BB&T Corp. Series E, 5.625%		125,000	3,250,000
Citigroup, Inc. Series C, 5.80%		299,200	7,809,120
SunTrust Banks, Inc. Series E, 5.875%		757,800	19,930,140
U.S. Bancorp:
Series A, 3.50%		17,965	14,858,852
Series H, 5.15%		40,000	1,066,400
			51,210,512
Capital Markets - 1.3%
Charles Schwab Corp. Series C, 6.00%		200,000	5,328,000
GMAC Capital Trust I Series 2, 8.125%		1,124,787	28,170,290
Goldman Sachs Group, Inc.:
5.95%		65,219	1,689,172
6.30%		112,375	2,979,061
Series K 6.375%		80,000	2,215,200
Northern Trust Corp. Series C, 5.85%		239,770	6,622,447
State Street Corp. 6.00%		400,000	10,912,000
			57,916,170
Consumer Finance - 0.2%
Capital One Financial Corp. Series D, 6.70%		160,000	4,438,400
Discover Financial Services Series B, 6.50%		200,000	5,288,000
			9,726,400
Diversified Financial Services - 0.3%
RBS Capital Funding Trust V Series E 5.90%		555,277	14,037,403
Real Estate Investment Trusts - 0.6%
Digital Realty Trust, Inc. Series G, 5.875%		34,598	893,320
Public Storage:
Series S, 5.90%		84,978	2,219,625
Series T, 5.75%		69,018	1,817,934
Series V, 5.375%		250,000	6,492,500
Sabra Health Care REIT, Inc. Series A, 7.125%		427,790	11,186,709
Vornado Realty Trust Series L, 5.40%		230,000	5,888,000
			28,498,088
Real Estate Management & Development - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%		134,982	3,590,521
TOTAL FINANCIALS			164,979,094
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Qwest Corp. 6.125%		21,966	550,468
Verizon Communications, Inc. 5.90%		222,684	6,146,078
			6,696,546
UTILITIES - 0.6%
Electric Utilities - 0.4%
Entergy Louisiana LLC 4.70%		12,148	304,186
Gulf Power Co. 5.60%		30,000	3,074,817
NextEra Energy Capital Holdings, Inc. Series I, 5.125%		323,424	8,227,907
SCE Trust I 5.625%		85,744	2,243,063
Southern Co. 6.25%		240,000	6,528,000
			20,377,973
Multi-Utilities - 0.2%
SCE Trust IV 5.375%		320,000	9,078,400
TOTAL UTILITIES			29,456,373

TOTAL NONCONVERTIBLE PREFERRED STOCKS			207,299,792

TOTAL PREFERRED STOCKS
(Cost $432,051,666)			472,756,973

Investment Companies - 0.2%
iShares S&P 500 Index ETF
(Cost $11,053,468)		55,321	11,673,837
		Principal Amount(a)	Value

Bank Loan Obligations - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22(b)
(Cost $388,067)		$390,000	391,170

Preferred Securities - 4.4%
FINANCIALS - 3.7%
Banks - 3.4%
BAC Capital Trust XIV 4% (b)(h)		4,430,000	3,363,662
Bank of America Corp.:
6.1% (b)(h)		1,895,000	1,964,470
6.25% (b)(h)		4,895,000	5,084,415
6.3% (b)(h)		2,000,000	2,150,918
6.5% (b)(h)		4,000,000	4,247,705
Citigroup, Inc.:
5.9% (b)(h)		5,000,000	5,092,967
5.95% (b)(h)		5,000,000	4,968,702
6.125% (b)(h)		3,500,000	3,575,528
6.25% (b)(h)		10,000,000	10,398,434
JPMorgan Chase & Co.:
5.15% (b)(h)		15,000,000	14,821,325
6.1% (b)(h)		4,000,000	4,205,667
6.75% (b)(h)		10,000,000	11,324,382
7.9% (b)(h)		18,365,000	18,905,061
Mellon Capital IV 4% (b)(h)		6,417,000	5,210,675
PNC Preferred Funding Trust I 2.2839% (b)(d)(h)		3,450,000	3,018,572
SunTrust Preferred Capital I 4% (b)(h)		10,366,000	7,825,466
USB Capital IX 3.5% (b)(h)		16,026,000	13,057,495
Wachovia Capital Trust III 5.5698% (b)(h)		8,091,000	8,132,813
Wells Fargo & Co.:
5.875% (b)(h)		5,205,000	5,710,550
5.9% (b)(h)		10,000,000	10,636,932
7.98% (b)(h)		11,355,000	12,143,197
			155,838,936
Capital Markets - 0.3%
Goldman Sachs Capital II 4% (b)(h)		9,004,000	6,755,001
Goldman Sachs Capital III 4% (b)(h)		9,966,000	7,611,256
			14,366,257

TOTAL FINANCIALS			170,205,193

INDUSTRIALS - 0.7%
Industrial Conglomerates - 0.7%
General Electric Co. 5% (b)(h)		31,987,000	34,093,597
TOTAL PREFERRED SECURITIES
(Cost $193,220,761)			204,298,790
		Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.40% (i)
(Cost $122,975,944)		122,975,944	122,975,944
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $4,102,894,028)			4,607,278,283
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(4,903,546)
NET ASSETS - 100%			$4,602,374,737

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
188 CME E-mini S&P 500 Index Contracts (United States)	June 2016	19,692,060	$1,085,526

The face value of futures purchased as a percentage of Net Assets is 0.4%

Currency Abbreviations

EUR – European Monetary Unit

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $177,856,099 or 3.9% of net assets.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $899,570.

 (g) Non-income producing

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$169,831
Fidelity Securities Lending Cash Central Fund	23,636
Total	$193,467

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$86,353,074	$84,217,374	$2,135,700	$--
Consumer Staples	465,209,796	447,448,190	17,761,606	--
Energy	380,741,736	378,525,486	2,216,250	--
Financials	1,149,411,296	1,149,411,296	--	--
Health Care	482,824,544	444,932,191	37,892,353	--
Industrials	166,535,780	166,535,780	--	--
Information Technology	412,042,296	412,042,296	--	--
Materials	73,193,052	73,193,052	--	--
Telecommunication Services	167,358,753	161,104,115	6,254,638	--
Utilities	181,084,252	156,553,060	24,531,192	--
Corporate Bonds	702,284,393	--	702,284,393	--
U.S. Government and Government Agency Obligations	899,570	--	899,570	--
Investment Companies	11,673,837	11,673,837	--	--
Bank Loan Obligations	391,170	--	391,170	--
Preferred Securities	204,298,790	--	204,298,790	--
Money Market Funds	122,975,944	122,975,944	--	--
Total Investments in Securities:	$4,607,278,283	$3,608,612,621	$998,665,662	$--
Derivative Instruments:
Assets
Futures Contracts	$1,085,526	$1,085,526	$--	$--
Total Assets	$1,085,526	$1,085,526	$--	$--
Total Derivative Instruments:	$1,085,526	$1,085,526	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,085,526	$0
Total Equity Risk	1,085,526	0
Total Value of Derivatives	$1,085,526	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

AAA,AA,A	1.8%
BBB	5.5%
BB	5.3%
B	4.0%
CCC,CC,C	0.5%
D	0.0%
Not Rated	2.6%
Equities	78.1%
Short-Term Investments and Net Other Assets	2.2%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,979,918,084)	$4,484,302,339
Fidelity Central Funds (cost $122,975,944)	122,975,944
Total Investments (cost $4,102,894,028)		$4,607,278,283
Receivable for investments sold		19,170,285
Receivable for fund shares sold		6,131,577
Dividends receivable		12,246,159
Interest receivable		6,993,607
Distributions receivable from Fidelity Central Funds		49,147
Prepaid expenses		1,680
Other receivables		16,825
Total assets		4,651,887,563
Liabilities
Payable to custodian bank	$81,243
Payable for investments purchased	42,221,475
Payable for fund shares redeemed	3,778,804
Accrued management fee	2,068,624
Distribution and service plan fees payable	526,413
Payable for daily variation margin for derivative instruments	22,560
Other affiliated payables	745,867
Other payables and accrued expenses	67,840
Total liabilities		49,512,826
Net Assets		$4,602,374,737
Net Assets consist of:
Paid in capital		$4,120,555,147
Undistributed net investment income		27,260,110
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(50,887,067)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		505,446,547
Net Assets		$4,602,374,737
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($654,179,848 ÷ 45,933,381 shares)		$14.24
Maximum offering price per share (100/94.25 of $14.24)		$15.11
Class T:
Net Asset Value and redemption price per share ($232,077,298 ÷ 16,303,084 shares)		$14.24
Maximum offering price per share (100/96.50 of $14.24)		$14.76
Class B:
Net Asset Value and offering price per share ($3,722,017 ÷ 261,078 shares)(a)		$14.26
Class C:
Net Asset Value and offering price per share ($358,035,134 ÷ 25,255,692 shares)(a)		$14.18
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,012,029,447 ÷ 210,290,456 shares)		$14.32
Class I:
Net Asset Value, offering price and redemption price per share ($342,330,993 ÷ 23,949,518 shares)		$14.29

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$66,305,090
Interest		13,045,800
Income from Fidelity Central Funds		193,467
Total income		79,544,357
Expenses
Management fee	$11,697,708
Transfer agent fees	3,844,907
Distribution and service plan fees	3,033,671
Accounting and security lending fees	525,585
Custodian fees and expenses	33,686
Independent trustees' fees and expenses	9,595
Registration fees	82,131
Audit	47,467
Legal	7,438
Miscellaneous	22,148
Total expenses before reductions	19,304,336
Expense reductions	(60,746)	19,243,590
Net investment income (loss)		60,300,767
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,886,259)
Foreign currency transactions	(32,733)
Futures contracts	(1,174,519)
Total net realized gain (loss)		(28,093,511)
Change in net unrealized appreciation (depreciation) on: Investment securities	186,219,859
Assets and liabilities in foreign currencies	29,326
Futures contracts	919,513
Total change in net unrealized appreciation (depreciation)		187,168,698
Net gain (loss)		159,075,187
Net increase (decrease) in net assets resulting from operations		$219,375,954

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,300,767	$120,016,061
Net realized gain (loss)	(28,093,511)	95,571,419
Change in net unrealized appreciation (depreciation)	187,168,698	(261,906,724)
Net increase (decrease) in net assets resulting from operations	219,375,954	(46,319,244)
Distributions to shareholders from net investment income	(67,498,765)	(115,788,041)
Distributions to shareholders from net realized gain	(86,771,011)	(273,382,094)
Total distributions	(154,269,776)	(389,170,135)
Share transactions - net increase (decrease)	167,324,869	314,223,490
Total increase (decrease) in net assets	232,431,047	(121,265,889)
Net Assets
Beginning of period	4,369,943,690	4,491,209,579
End of period (including undistributed net investment income of $27,260,110 and undistributed net investment income of $34,458,108, respectively)	$4,602,374,737	$4,369,943,690

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class A

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.46	$14.02	$12.24	$10.77	$10.23
Income from Investment Operations
Net investment income (loss)A	.18	.35	.39B	.31	.31	.30
Net realized and unrealized gain (loss)	.51	(.51)	1.60	1.77	1.45	.55
Total from investment operations	.69	(.16)	1.99	2.08	1.76	.85
Distributions from net investment income	(.21)	(.35)	(.34)C	(.30)	(.29)	(.31)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.49)	(1.26)	(.55)	(.30)	(.29)	(.31)
Net asset value, end of period	$14.24	$14.04	$15.46	$14.02	$12.24	$10.77
Total ReturnD,E,F	5.17%	(.95)%	14.63%	17.17%	16.47%	8.30%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.02%I	1.03%	1.03%	1.05%	1.09%	1.14%
Expenses net of fee waivers, if any	1.02%I	1.02%	1.03%	1.05%	1.09%	1.14%
Expenses net of all reductions	1.02%I	1.02%	1.02%	1.04%	1.09%	1.14%
Net investment income (loss)	2.71%I	2.43%	2.68%B	2.28%	2.60%	2.76%
Supplemental Data
Net assets, end of period (000 omitted)	$654,180	$632,817	$648,239	$530,203	$353,726	$125,190
Portfolio turnover rateJ	51%I	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.30%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class T

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$15.45	$14.02	$12.24	$10.77	$10.22
Income from Investment Operations
Net investment income (loss)A	.17	.31	.35B	.27	.28	.27
Net realized and unrealized gain (loss)	.51	(.50)	1.60	1.77	1.44	.56
Total from investment operations	.68	(.19)	1.95	2.04	1.72	.83
Distributions from net investment income	(.19)	(.31)	(.31)C	(.26)	(.25)	(.28)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.47)	(1.23)D	(.52)	(.26)	(.25)	(.28)
Net asset value, end of period	$14.24	$14.03	$15.45	$14.02	$12.24	$10.77
Total ReturnE,F,G	5.11%	(1.22)%	14.28%	16.86%	16.16%	8.14%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.28%J	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of fee waivers, if any	1.28%J	1.28%	1.28%	1.31%	1.35%	1.37%
Expenses net of all reductions	1.27%J	1.27%	1.28%	1.30%	1.35%	1.37%
Net investment income (loss)	2.45%J	2.18%	2.42%B	2.02%	2.34%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$232,077	$223,424	$226,563	$174,568	$123,395	$78,994
Portfolio turnover rateK	51%J	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.05%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.23 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.914 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class B

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.04	$15.45	$14.00	$12.22	$10.75	$10.20
Income from Investment Operations
Net investment income (loss)A	.13	.23	.27B	.19	.21	.21
Net realized and unrealized gain (loss)	.52	(.50)	1.60	1.77	1.45	.55
Total from investment operations	.65	(.27)	1.87	1.96	1.66	.76
Distributions from net investment income	(.14)	(.22)	(.21)C	(.18)	(.19)	(.21)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.43)D	(1.14)E	(.42)	(.18)	(.19)	(.21)
Net asset value, end of period	$14.26	$14.04	$15.45	$14.00	$12.22	$10.75
Total ReturnF,G,H	4.81%	(1.76)%	13.68%	16.13%	15.51%	7.48%
Ratios to Average Net AssetsI,J
Expenses before reductions	1.84%K	1.84%	1.86%	1.89%	1.91%	1.93%
Expenses net of fee waivers, if any	1.84%K	1.83%	1.86%	1.89%	1.91%	1.93%
Expenses net of all reductions	1.84%K	1.83%	1.85%	1.89%	1.91%	1.92%
Net investment income (loss)	1.89%K	1.62%	1.85%B	1.44%	1.78%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$3,722	$5,012	$8,183	$11,912	$13,962	$12,754
Portfolio turnover rateL	51%K	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.47%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.43 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.281 per share.

 E Total distributions of $1.14 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.914 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class C

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$13.98	$15.39	$13.97	$12.20	$10.75	$10.21
Income from Investment Operations
Net investment income (loss)A	.13	.24	.28B	.20	.22	.22
Net realized and unrealized gain (loss)	.51	(.50)	1.59	1.77	1.44	.55
Total from investment operations	.64	(.26)	1.87	1.97	1.66	.77
Distributions from net investment income	(.16)	(.24)	(.24)C	(.20)	(.21)	(.23)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.44)	(1.15)	(.45)	(.20)	(.21)	(.23)
Net asset value, end of period	$14.18	$13.98	$15.39	$13.97	$12.20	$10.75
Total ReturnD,E,F	4.78%	(1.65)%	13.72%	16.31%	15.54%	7.54%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of fee waivers, if any	1.78%I	1.78%	1.79%	1.81%	1.84%	1.88%
Expenses net of all reductions	1.78%I	1.78%	1.78%	1.80%	1.84%	1.87%
Net investment income (loss)	1.95%I	1.67%	1.92%B	1.53%	1.85%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$358,035	$348,111	$351,654	$253,825	$140,428	$59,464
Portfolio turnover rateJ	51%I	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.12	$15.54	$14.09	$12.30	$10.82	$10.27
Income from Investment Operations
Net investment income (loss)A	.20	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	.51	(.51)	1.61	1.78	1.45	.56
Total from investment operations	.71	(.12)	2.04	2.12	1.79	.89
Distributions from net investment income	(.23)	(.39)	(.38)C	(.33)	(.31)	(.34)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.51)	(1.30)	(.59)	(.33)	(.31)	(.34)
Net asset value, end of period	$14.32	$14.12	$15.54	$14.09	$12.30	$10.82
Total ReturnD,E	5.29%	(.68)%	14.93%	17.48%	16.77%	8.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%	.74%	.77%	.81%	.84%
Expenses net of fee waivers, if any	.76%H	.75%	.74%	.77%	.81%	.84%
Expenses net of all reductions	.75%H	.75%	.74%	.76%	.80%	.84%
Net investment income (loss)	2.98%H	2.70%	2.96%B	2.56%	2.89%	3.06%
Supplemental Data
Net assets, end of period (000 omitted)	$3,012,029	$2,833,413	$2,920,815	$2,581,720	$2,190,089	$1,138,764
Portfolio turnover rateI	51%H	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Strategic Dividend & Income Fund Class I

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.51	$14.07	$12.28	$10.80	$10.26
Income from Investment Operations
Net investment income (loss)A	.20	.39	.43B	.34	.34	.33
Net realized and unrealized gain (loss)	.51	(.51)	1.60	1.78	1.46	.55
Total from investment operations	.71	(.12)	2.03	2.12	1.80	.88
Distributions from net investment income	(.23)	(.39)	(.38)C	(.33)	(.32)	(.34)
Distributions from net realized gain	(.28)	(.91)	(.21)C	–	–	–
Total distributions	(.51)	(1.30)	(.59)	(.33)	(.32)	(.34)
Net asset value, end of period	$14.29	$14.09	$15.51	$14.07	$12.28	$10.80
Total ReturnD,E	5.29%	(.69)%	14.87%	17.50%	16.83%	8.61%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.77%	.76%	.78%	.81%	.83%
Expenses net of fee waivers, if any	.76%H	.77%	.76%	.78%	.81%	.83%
Expenses net of all reductions	.76%H	.76%	.76%	.77%	.81%	.82%
Net investment income (loss)	2.97%H	2.69%	2.94%B	2.55%	2.88%	3.07%
Supplemental Data
Net assets, end of period (000 omitted)	$342,331	$327,167	$335,756	$245,756	$153,453	$32,356
Portfolio turnover rateI	51%H	55%	58%	64%	50%	56%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.57%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Strategic Dividend & Income, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective after the close of business on June 24, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, contingent interest, partnerships, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$622,570,763
Gross unrealized depreciation	(125,410,898)
Net unrealized appreciation (depreciation) on securities	$497,159,865
Tax cost	$4,110,118,418

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(1,174,519) and a change in net unrealized appreciation (depreciation) of $919,513 related to its investment in futures contracts. These are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,122,451,460 and $1,078,424,511, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$769,554	$909
Class T	.25%	.25%	548,208	–
Class B	.75%	.25%	21,261	15,946
Class C	.75%	.25%	1,694,648	238,332
			$3,033,671	$255,187

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$133,603
Class T	22,109
Class B(a)	260
Class C(a)	27,777
$183,749

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$583,233.19
Class T	214,685.20
Class B	5,576.26
Class C	335,213.20
Strategic Dividend and Income	2,412,766.17
Class I	293,434.18
	$3,844,907

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $16,513 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $48,503.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,744 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,636. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $45,413 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,333.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Class A	$9,396,008	$15,784,946
Class T	3,064,727	4,890,430
Class B	47,028	104,939
Class C	3,882,221	5,988,104
Strategic Dividend and Income	45,741,902	79,930,815
Class I	5,366,879	9,088,807
Total	$67,498,765	$115,788,041
From net realized gain
Class A	$12,558,382	$39,156,030
Class T	4,467,273	13,653,437
Class B	99,856	475,119
Class C	6,996,757	21,433,056
Strategic Dividend and Income	56,103,282	178,421,481
Class I	6,545,461	20,242,971
Total	$86,771,011	$273,382,094

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Class A
Shares sold	4,753,494	11,207,876	$64,907,801	$161,409,847
Reinvestment of distributions	1,572,753	3,685,453	21,024,152	52,573,406
Shares redeemed	(5,467,894)	(11,743,284)	(74,195,867)	(167,109,919)
Net increase (decrease)	858,353	3,150,045	$11,736,086	$46,873,334
Class T
Shares sold	1,744,903	3,827,636	$23,737,058	$55,017,292
Reinvestment of distributions	537,464	1,236,703	7,185,167	17,646,577
Shares redeemed	(1,900,440)	(3,803,942)	(25,662,623)	(54,192,274)
Net increase (decrease)	381,927	1,260,397	$5,259,602	$18,471,595
Class B
Shares sold	9,699	35,092	$135,227	$511,590
Reinvestment of distributions	10,287	38,015	137,456	544,200
Shares redeemed	(115,783)	(245,750)	(1,569,472)	(3,530,643)
Net increase (decrease)	(95,797)	(172,643)	$(1,296,789)	$(2,474,853)
Class C
Shares sold	2,536,025	6,813,352	$34,586,019	$97,909,856
Reinvestment of distributions	761,155	1,796,899	10,132,342	25,588,948
Shares redeemed	(2,950,805)	(6,543,801)	(39,697,705)	(92,705,838)
Net increase (decrease)	346,375	2,066,450	$5,020,656	$30,792,966
Strategic Dividend and Income
Shares sold	25,369,859	55,041,374	$351,404,557	$798,672,072
Reinvestment of distributions	6,854,670	16,340,046	92,157,570	234,204,807
Shares redeemed	(22,623,171)	(58,627,635)	(306,542,876)	(836,863,452)
Net increase (decrease)	9,601,358	12,753,785	$137,019,251	$196,013,427
Class I
Shares sold	5,223,050	9,506,214	$70,814,019	$137,649,533
Reinvestment of distributions	767,725	1,741,046	10,301,998	24,895,881
Shares redeemed	(5,261,203)	(9,669,608)	(71,529,954)	(137,998,393)
Net increase (decrease)	729,572	1,577,652	$9,586,063	$24,547,021

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Class A	1.02%
Actual		$1,000.00	$1,051.70	$5.23
Hypothetical-C		$1,000.00	$1,019.90	$5.15
Class T	1.28%
Actual		$1,000.00	$1,051.10	$6.56
Hypothetical-C		$1,000.00	$1,018.60	$6.46
Class B	1.84%
Actual		$1,000.00	$1,048.10	$9.42
Hypothetical-C		$1,000.00	$1,015.80	$9.27
Class C	1.78%
Actual		$1,000.00	$1,047.80	$9.11
Hypothetical-C		$1,000.00	$1,016.10	$8.97
Strategic Dividend and Income	.76%
Actual		$1,000.00	$1,052.90	$3.90
Hypothetical-C		$1,000.00	$1,021.20	$3.84
Class I	.76%
Actual		$1,000.00	$1,052.90	$3.90
Hypothetical-C		$1,000.00	$1,021.20	$3.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ASDI-SANN-0716
1.802375.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016